COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 8 – Commitments and Contingencies

Business Combination Costs:

In connection with identifying an initial Business Combination candidate and negotiating an initial Business Combination, the Company has entered into, and may enter into additional, engagement letters or agreements with various consultants, advisors, professionals and others. The services under these engagement letters and agreements are material in amount and in some instances include contingent or success fees. Contingent or success fees (but not deferred underwriting commission) would be charged to operations in the quarter that an initial Business Combination is consummated. In most instances (except with respect to the Company’s independent registered public accounting firm), these engagement letters and agreements are expected to specifically provide that such counterparties waive their rights to seek repayment from the funds in the Trust Account.

Risks and Uncertainties:

COVID-19 — Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the pandemic could have an effect on the Company’s unaudited condensed financial position, results of operations and/or search for a target company and/or a target company’s unaudited condensed financial position and results of its operations, the specific impact is not readily determinable as of the date of these unaudited condensed consolidated financial statements. These unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Bank Closures — Management acknowledges that the Company depends on a variety of U.S. and multi-national financial institutions for banking services. Market conditions can impact the viability of these institutions, which in effect will affect the Company’s ability to maintain and provide assurances that it can access its cash and cash equivalents in a timely manner or at all. Any inability to access or delay in accessing these funds could adversely affect the Company’s liquidity, business and financial condition.

Ongoing Conflicts — The impact of ongoing and evolving military conflicts, including the invasion of Ukraine by Russia and the Israel-Hamas war, and economic sanctions and countermeasures on domestic and global economic and geopolitical conditions in general is not determinable as of the date of these condensed consolidated financial statements.

PIPE Investment

On June 20, 2024, GPAC II entered into subscription agreements (the “PIPE Subscription Agreements”) with a large institutional investor and two other investors (the “PIPE Investors”) pursuant to which the PIPE Investors agreed to purchase in a private placement, 1,077,541 shares of GPAC II common stock at a price of $9.35 per share, for an aggregate commitment amount of $10,075,000 (the “PIPE Investment”). The PIPE Subscription Agreements provide, among other things, that the PIPE Investment is conditioned upon the consummation of the transactions contemplated by the Business Combination Agreement. The purpose of the PIPE Investment is to raise additional capital for use by the Company following the consummation of the transactions contemplated by the Business Combination (the “Closing”). The PIPE Subscription Agreements contain customary representations and warranties for each of GPAC II and the PIPE Investors, and customary conditions to closing, including the consummation of the transactions contemplated by the Business Combination Agreement.

Note 9 – Commitments and Contingencies

Business Combination Costs:

In connection with identifying an initial Business Combination candidate and negotiating an initial Business Combination, the Company has entered into, and may enter into additional, engagement letters or agreements with various consultants, advisors, professionals and others. The services under these engagement letters and agreements are material in amount and in some instances include contingent or success fees. Contingent or success fees (but not deferred underwriting commission) would be charged to operations in the quarter that an initial Business Combination is consummated. In most instances (except with respect to the Company’s independent registered public accounting firm), these engagement letters and agreements are expected to specifically provide that such counterparties waive their rights to seek repayment from the funds in the Trust Account.

Risks and Uncertainties:

Bank Closures — Management acknowledges that the Company depends on a variety of U.S. and multi-national financial institutions for banking services. Market conditions can impact the viability of these institutions, which in effect will affect the Company’s ability to maintain and provide assurances that it can access its cash and cash equivalents in a timely manner or at all. Any inability to access or delay in accessing these funds could adversely affect the Company’s liquidity, business and financial condition.

Ongoing Conflicts — The impact of ongoing and evolving military conflicts, including the invasion of Ukraine by Russia and the Israel-Hamas war, and economic sanctions and countermeasures on domestic and global economic and geopolitical conditions in general is not determinable as of the date of these consolidated financial statements.